Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2018
Computers and peripheral equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (Years)	3 years
Computers and peripheral equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (Years)	5 years
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	(mainly 7)
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (Years)	7 years
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (Years)	15 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (Years)	7 years
Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	(mainly 5)
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (Years)	3 years
Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (Years)	5 years